Cover Page	12 Months Ended
Mar. 31, 2026 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Entity Registrant Name	RENEW ENERGY GLOBAL PLC
Entity Central Index Key	0001848763
Current Fiscal Year End Date	--03-31
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	C/O Vistra (UK) Ltd
Entity Address, Address Line Two	Suite 3, 7th Floor
Entity Address, Address Line Three	50, Broadway
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	England, SW1H 0DB
Entity Shell Company	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Securities Act File Number	001-40752
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Auditor Name	S. R. Batliboi & Co. LLP
Auditor Location	Gurugram, India
Auditor Firm ID	1272
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of ReNew Energy Global Plc (the “Company”) as of March 31, 2026 and 2025, the related consolidated statements of profit or loss and other comprehensive income, changes in equity and cash flows for each of the three years in the period ended March 31, 2026, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2026 and 2025, and the results of its operations and its cash flows for each of the three years in the period ended March 31, 2026, in conformity with International Financial Reporting Standards as issued by the International Accounting Standard Board.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the Company's internal control over financial reporting as of March 31, 2026, based on criteria established in Internal Control-Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (2013 framework), and our report dated July 30, 2026, expressed an unqualified opinion thereon.

Document Financial Statement Error Correction [Flag]	false
Business Contact
Document Information [Line Items]
Contact Personnel Name	C/O ReNew Private Limited
Entity Address, Address Line One	Commercial Block-1, Zone 6
Entity Address, Address Line Two	Golf Course Road
Entity Address, Address Line Three	DLF City Phase V
Entity Address, City or Town	Gurugram
Entity Address, Country	IN
Entity Address, Postal Zip Code	122009
City Area Code	91
Local Phone Number	124 489 6670
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	246,038,922
Trading Symbol	RNW
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Security Exchange Name	NASDAQ
Class B Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1
Class C Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	118,363,766
Class D Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1
Redeemable Preference Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	50,000
Warrants
Document Information [Line Items]
Trading Symbol	RNWWW
Title of 12(b) Security	Warrants to purchase Class A Ordinary Shares, $0.0001 per share
Security Exchange Name	NASDAQ